Shareholders' Deficit	12 Months Ended
Dec. 31, 2023
Pegasus Digital Mobility Acquisition Corp
Shareholders' Deficit

Note 6 – Shareholders’ Deficit

Preference shares - The Company is authorized to issue 2,000,000 preference shares with a par value of $0.0001 per share and with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2023 and 2022, there were no preference shares issued or outstanding.

Class A ordinary shares - The Company is authorized to issue 200,000,000 Class A ordinary shares with a par value of $0.0001 per share. In connection with the April 2023 Extension, the Company redeemed 15,300,927 Class A ordinary shares from holders of Class A ordinary shares. In connection with the exercise the Third Extension Option, the Company redeemed 2,195,855 Class A ordinary shares from holders of Class A ordinary shares. In connection with the extension in December 2023, the Company redeemed 503,201 Class A ordinary shares from holders of Class A ordinary shares. Accordingly, as of December 31, 2023 and 2022, there were 4,500,017 and 22,500,000 Class A ordinary shares issued and outstanding, respectively, including 4,500,017 and 22,500,000 Class A ordinary shares subject to possible conversion that are classified as temporary equity in the accompanying consolidated balance sheets, respectively.

Class B ordinary shares - The Company is authorized to issue 20,000,000 Class B ordinary shares with a par value of $0.0001 per share. Holders are entitled to one vote for each share of Class B ordinary shares. Upon the closing of the initial public offering on October 26, 2021, there were 5,750,000 Class B ordinary shares issued and outstanding. Of the 5,750,000 Class B ordinary shares, an aggregate of up to 750,000 shares were subject to forfeiture to the Company for no consideration to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the initial shareholders would collectively own 20% of the Company’s issued and outstanding ordinary shares after the initial public offering. Simultaneously with the closing of the initial public offering, the Sponsor transferred 1,375,000 Class B ordinary shares to the Anchor Investors. On November 4, 2021, the Sponsor sold an aggregate of 843,750 Class B ordinary shares at a price of $0.004 per share and transferred 975,000 Private Placement Warrants to the Company’s officers and independent directors. On May 31, 2023, the Company’s Sponsor transferred an additional 1,775,000 Private Placement Warrants to the Company officers and independent directors.

On December 6, 2021, 125,000 of the Class B ordinary shares were forfeited by the Sponsor as a result of the underwriters’ partial exercise of the over-allotment option and the expiration of the over-allotment option.

As of December 31, 2023 and 2022, there were 5,625,000 Class B ordinary shares issued and outstanding.

The sales or transfers of the Class B ordinary shares and Private Placement Warrants to the Company’s officers and independent directors, as described above, is within the scope of ASC Topic 718, “Compensation-Stock Compensation”. Under ASC 718, stock-based compensation associated with equity classified awards is measured at fair value upon the grant date. The Private Placement Warrants transferred on November 4, 2021 and May 31, 2023, which were recorded as a derivative liability, were settled on the grant date, November 4, 2021 and May 31, 2023, respectively. The settlement of the $711,750 derivative liability related to the Private Placement Warrants transferred on November 4, 2021 was recorded in accumulated deficit in the accompanying consolidated balance sheets as of December 31, 2021. The settlement of the $390,678 derivative liability related to the Private Placement Warrants transferred on May 31, 2023 was recorded in accumulated deficit in the accompanying consolidated balance sheets as of December 31, 2023.

The Class B ordinary shares and Private Placement Warrants were effectively sold or transferred subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to those is recognized only when the performance condition is probable of occurrence under the applicable accounting literature in this circumstance. Stock-based compensation would be recognized at the date a Business Combination is considered probable in an amount equal to the number of Class B ordinary shares granted times the grant date fair value per share (unless subsequently modified) less the amount initially received for the purchase of those shares. As of December 31, 2023 and 2022, the Company determined that a Business Combination is not probable and therefore, no stock-based compensation expense has been recognized. The unrecognized stock-based compensation expense as of December 31, 2023 and 2022 was $7,109,928 and $6,719,250, respectively.

The Class A ordinary shareholders and Class B ordinary shareholders of record are entitled to one vote for each ordinary share held on all matters to be voted on by shareholders and vote together as a single class, except as required by law; provided, that, prior to the initial Business Combination, holders of the Class B ordinary shares will have the right to appoint all of the Company’s directors and remove members of the board of directors for any reason, and holders of the Class A ordinary shares will not be entitled to vote on the appointment of directors during such time.

The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of the initial Business Combination, or earlier at the option of the holder, on a one-for-one basis, subject to adjustment for share sub-divisions, share dividends, rights issuances, consolidations, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional Class A ordinary shares, or equity-linked securities, are issued or deemed issued in excess of the amounts issued in the initial public offering and related to the closing of the initial Business Combination, the ratio at which the Class B ordinary shares will convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the issued and outstanding Class B ordinary shares agree to waive such anti-dilution adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of all ordinary shares issued and outstanding upon the completion of the initial public offering plus all Class A ordinary shares issued or deemed issued or issuable upon conversion or exercise of any equity-linked securities issued or deemed issued in connection with the initial Business Combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, deemed issued, or to be issued, to any seller in the initial Business Combination. The term “equity-linked securities” refers to any debt or equity securities that are convertible, exercisable or exchangeable for our Class A ordinary shares issued in a financing transaction in connection with the initial Business Combination, including but not limited to a private placement of equity or debt.